Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2021
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying interim consolidated balance sheets are analyzed as follows:

	June 30, 2021	December 31, 2020
Cost:
Beginning balance	307,870	292,280
- Additions	102,909	15,590
- Transfer to vessels held for sale	(17,127)	-
Ending balance	393,652	307,870

Accumulated depreciation:
Beginning balance	(51,133)	(38,499)
- Depreciation for the period	(6,950)	(12,634)
- Transfer to vessels held for sale	6,222	-
Ending balance	(51,861)	(51,133)

Net book value	341,791	256,737